Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of calculations of basic and diluted earnings (loss) per share
	2014	2013	2012

Basic earnings per common share:
Net income	$7,654	$4,974	$2,822
Less:
Preferred stock dividends and accretion of discount	0	615	1,784
Net income available to common shareholders	$7,654	$4,359	$1,038
Basic earnings per share	$1.46	$0.83	$0.20

Diluted earnings per common share:

Net income	$7,654	$4,974	$2,822
Less:
Preferred stock dividends and accretion of discount	0	615	1,784
Net income available to common shareholders	$7,654	$4,359	$1,038
Average shares outstanding	5,233,986	5,233,986	5,233,986
Effect of dilutive stock options	0	0	0
Average shares outstanding including dilutive stock options	5,233,986	5,233,986	5,233,986
Diluted earnings per share	$1.46	$0.83	$0.20

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	2014	2013	2012
Anti-dilutive shares - option shares	96,481	126,286	232,947
Anti-dilutive shares - warrant shares	0	0	310,563
Total anti-dilutive shares	96,481	126,286	543,510